INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAX [Abstract]
Composition of income tax expense (benefit)
The composition of income tax expense (benefit) for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Current	$-	$(413)	$(57)
Deferred	-	(646)	(1,533)
Establishment of valuation allowance	-	847	-
Income tax benefit	$-	$(212)	$(1,590)

Reconciliation of income tax benefit computed by applying the statutory federal income tax rate
A reconciliation of income tax benefit to the amount computed by applying the statutory federal income tax rate of 35% in each year presented to the income (loss) before income tax for the years ended December 31 follows:

	2012	2011	2010
	(In thousands)
Statutory rate applied to income (loss) before income tax	$9,169	$(7,144)	$(6,405)
Net change in valuation allowance	(8,730)	9,369	5,672
Bank owned life insurance	(568)	(657)	(671)
Tax-exempt income	(453)	(521)	(800)
Share-based compensation	258	-	-
U.S. Treasury warrant	100	(398)	(138)
Non-deductible meals, entertainment and memberships	55	50	36
Trust preferred securities exchange costs	-	-	352
Other, net	169	(911)	364
Income tax benefit	$-	$(212)	$(1,590)

Summary of deferred tax assets and deferred tax liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2012	2011
	(In thousands)
Deferred tax assets
Loss carryforwards	$39,593	$25,686
Allowance for loan losses	15,502	20,616
Fixed assets	2,664	3,109
Alternative minimum tax credit carry forward	2,577	2,577
Purchase premiums, net	2,413	4,416
Valuation allowance on other real estate owned	2,085	5,129
Share based payments	817	1,006
Vehicle service contract counterparty contingency reserve	765	12,377
Unrealized loss on trading securities	591	603
Other than temporary impairment charge on securities available for sale	507	427
Deferred compensation	512	482
Loss reimbursement on sold loans reserve	501	524
Non accrual loan interest income	325	443
Unrealized loss on derivative financial instruments	259	539
Reserve for unfunded lending commitments	209	450
Unrealized loss on securities available for sale	181	1,252
Mepco claims expense	-	546
Other	162	112
Gross deferred tax assets	69,663	80,294
Valuation allowance	(65,117)	(75,199)
Total net deferred tax assets	4,546	5,095
Deferred tax liabilities
Mortgage servicing rights	3,855	3,930
Deferred loan fees	373	356
Federal Home Loan Bank stock	318	318
Unrealized gain on loans held for sale	-	491
Gross deferred tax liabilities	4,546	5,095
Net deferred tax assets	$-	$-

Schedule of federal net operating loss forwards
At December 31, 2012, we had $0.3 million of federal capital loss carryforwards that expire in 2014 and federal net operating loss ("NOL") carryforwards of approximately $111.9 million which, if not used against taxable income, will expire as follows:

(In thousands)

2017	$3,437
2018	189
2022	194
2023	359
2029	25,467
2030	26,254
2031	17,170
2032	38,865
Total	$111,935

Schedule of changes in unrecognized tax benefits

	2012	2011	2010
	(In thousands)

Balance at beginning of year	$2,139	$2,393	$1,981
Additions based on tax positions related to the current year	15	23	445
Reductions due to the statute of limitations	(56)	(277)	(33)
Reductions due to settlements	(227)	-	-
Balance at end of year	$1,871	$2,139	$2,393